Employee benefits - Executive compensation - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [abstract]
Short-term benefits excluding employer social security contributions	€ (12.9)	€ (10.7)	€ (10.2)
Short-term benefits employer's social security contributions	(4.1)	(3.4)	(3.2)
Post-employment benefits	(1.2)	(1.2)	(1.7)
Share-based compensation	€ 0.0	€ 0.0	€ 0.0